Leases (Details) ¥ in Thousands			12 Months Ended
	Feb. 29, 2024 USD ($)	Feb. 28, 2024 JPY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Dec. 14, 2023 JPY (¥)
Leases [Line Items]
Consideration amount (in Yen) | ¥						¥ 430,000
Rental amount (in Yen) | ¥		¥ 1,750
Gain on disposal amount (in Dollars) | $	$ 731,638
Operating lease expenses (in Dollars) | $			$ 2,567,419	$ 1,978,211	$ 2,126,918
Japan [Member] | Minimum [Member]
Leases [Line Items]
Borrowing rate			2.03%
Japan [Member] | Maximum [Member]
Leases [Line Items]
Borrowing rate			6.69%
Hong Kong [Member] | Minimum [Member]
Leases [Line Items]
Borrowing rate			2.83%
Hong Kong [Member] | Maximum [Member]
Leases [Line Items]
Borrowing rate			3.19%
Canada [Member]
Leases [Line Items]
Borrowing rate			5.25%
United States [Member]
Leases [Line Items]
Borrowing rate			8.50%